Trade Receivables, Net (Details) - Schedule of trade receivables - Trade receivables [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Receivables from third-party customers	¥ 76,260	¥ 116,776
Allowance for ECLs	(66,981)	(5,672)
Total trade receivables	¥ 9,279	¥ 111,104